Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Note 6 — Prepaid expenses and other current assets

As of December 31, 2019 and 2018, accrued expenses and other current liabilities consisted of the following:

	December 31,	December 31,
	2019	2018
Deposits on inventory	$680,792	$133,073
Deposits	11,409	66,862
Prepaid insurance	46,848	59,892
Accrued revenue	18,966	36,657
Prepaid consulting fees	137,328	251,000
Other	22,090	64,211
Total prepaid expenses and other current assets	$917,433	$611,695